UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number 811-22001

TDX Independence Funds, Inc.

(Exact name of Registrant as specified in charter)

60 Wall Street New York, New York	10005
(Address of principal executive offices)	(Zip code)

Hans Ephraimson

TDX Independence Funds, Inc.

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2010

Date of reporting period: May 31, 2010

EXPLANATORY NOTE

The Registrant is filing this amendment (the “Amendment”) to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on August 3, 2010 (the “Report”), and as amended on December 1, 2010 (the “Amended N-CSR”), to include certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 (the “Certifications”). The Certifications were inadvertently omitted from the Amended N-CSR and are filed herewith as exhibit (a)(2) (“Exhibit 302CERT”) and exhibit (b) (“Exhibit 906CERT”).

Except as otherwise noted above, the Report and Amended N-CSR were accurate, timely distributed to shareholders, as applicable, and contained all information required to be included in such reports by the Registrant’s registration statement form under the Investment Company Act of 1940, as amended, pursuant to Rule 30e-1(a) thereunder.

Items 2 through 11 and Item 12(a)(1) of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on August 3, 2010 (Accession Number 0001193125-10-175167). Item 1 of this Amendment to the Registrant’s Form N-CSR is incorporated by reference to the Amended N-CSR filed on EDGAR on December 1, 2010 (Accession Number 0001193125-10-271837).

TDX INDEPENDENCE FUNDS, INC.

TDX Independence 2010 Exchange-Traded Fund

TDX Independence 2020 Exchange-Traded Fund

TDX Independence 2030 Exchange-Traded Fund

TDX Independence 2040 Exchange-Traded Fund

TDX Independence In-Target Exchange-Traded Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 1, 2010 to the

Annual Report dated May 31, 2010 and all supplements thereto

This Supplement provides new and additional information beyond that contained in the Annual Report listed above and should be read in conjunction with the Annual Report.

The average annual and cumulative total return information for each Fund’s Underlying Index for the period ended May 31, 2010, which is included as the third column in each Fund’s Average Annual Total Returns and Cumulative Total Returns tables, is replaced with the average annual and cumulative total return information below.

	1 Year	Average Annual Since Inception (10/1/07)	Cumulative Since Inception (10/1/07)
TDX Independence 2010 Exchange-Traded Fund
Zacks 2010 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	7.51%	(0.73)%	(1.92)%

TDX Independence 2020 Exchange-Traded Fund
Zacks 2020 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	13.99%	(5.51)%	(14.02)%

TDX Independence 2030 Exchange-Traded Fund
Zacks 2030 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	15.13%	(10.50)%	(25.61)%

TDX Independence 2040 Exchange-Traded Fund
Zacks 2040 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	15.59%	(12.01)%	(28.89)%

TDX Independence In-Target Exchange-Traded Fund
Zacks In-Target Lifecycle Index (reflects no deduction for fees, expenses or taxes)	4.23%	1.64%	4.43%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Item 12. Exhibits

(a)(2)	Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 302CERT.

(b)	Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT) TDX INDEPENDENCE FUNDS, INC.

By:	/S/ HANS EPHRAIMSON
Name:	Hans Ephraimson
Title:	President and Chief Executive Officer

Date: December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Amendment has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ HANS EPHRAIMSON
Name:	Hans Ephraimson
Title:	President and Chief Executive Officer

Date: December 1, 2010

By:	/S/ MICHAEL GILLIGAN
Name:	Michael Gilligan
Title:	Treasurer, Chief Financial Officer and Controller

Date: December 1, 2010